Revenue from Contracts with Customers - Schedule of Disaggregation of Revenue from Contracts with Customers (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 156,419	$ 8,561	$ 0
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Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 156,419	$ 8,561